Goodwill and Intangible Assets (FY) (Details Textual) - USD ($)	Nov. 01, 2017	Aug. 31, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill	$ 38,047,000	$ 42,873,689